Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of prepayments and other current assets, net
	December 31,
	2021	2022

Advances to suppliers	$1,699	$4,537
Value-added tax (“VAT”) receivables	3,246	1,954
Advance for deferred cost of Business Combination(1)	-	1,325
Deferred IPO costs	-	868
Others	986	763
Prepaid expenses and other current assets	5,931	9,447
Allowance for doubtful accounts	(191)	(177)
Prepaid expenses and other current assets, net	$5,740	$9,270
(1)	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination and shall become repayable upon closing of the Business Combination, or if GBRG materially breach the agreement.

Schedule of allowance of doubtful accounts
	For the years ended December 31,
	2020	2021	2022
Balance at the beginning of the year	$-	$41	$191
Additions	39	148	-
Foreign currency translation	2	2	(14)
Balance at the end of the year	$41	$191	$177